Commitment and Contingencies - Schedule of Subscription Agreements to Fund Equity Investment Commitments (Details) - Equity Investment Commitments - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Total equity commitments	$ 250,381,300	$ 24,219,600
Less: funded commitments	(101,398,000)	(3,407,000)
Total net unfunded equity commitments	$ 148,983,000	$ 20,813,000